UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

				FORM 13F  COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2007

Check here if Amendment [   ]    Amendment Number:  _________
           This Amendment: [     ]   is a restatement.
                           [     ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Seminole Management Co., Inc.
Address:  150 East 52nd Street, 29th Floor
          New York, NY 10022

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul C. Shiverick
Title:     Co-CEO
Phone:     (212) 838-6055

Signature, Place, and Date of Signing:

/s/ Paul C. Shiverick  New York, New York       February 13, 2008
     [Signature]         [City, State]               [Date]

Report Type:

[X]  13F HOLDINGS REPORT
[  ] 13F NOTICE
[  ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:    None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          Two*

Form 13F Information Table Entry Total:     38

Form 13F Information Table Value Total:     $1,152,712 (in thousands)

List of Other Included Managers:

No.		Name
(1)		Paul C. Shiverick
(2)		Michael P. Messner

* Messrs. Shiverick and Messner, as General Partners and as Investment Managers of a single investment advisory firm, Seminole Management Co., Inc., have investment discretion over the investment portfolios reported herein.

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
                                                      Mkt Value  SH/Prn   SH/ PUT/ Investment  Other     Voting Authority
Name Of Issuer               Title of Class   CUSIP    x$1,000     Amt    Prn CALL Discretion Managers   Sole    Shared None
AGRIUM INC                       COMMON     008916108    20,941   290,000 SH          SOLE               290,000
AMERISOURCEBERGEN CORP           COMMON     03073E105     5,970   133,046 SH          SOLE               133,046
ANADARKO PETRE CORP              COMMON     032511107    32,598   496,240 SH          SOLE               496,240
ANHEUSER BUSCH COS INC           COMMON     035229103    23,934   457,280 SH          SOLE               457,280
APACHE CORP                      COMMON     037411105    26,826   249,452 SH          SOLE               249,452
ARCHER-DANIELS MIDLAND CO        COMMON     039483102    18,284   393,800 SH          SOLE               393,800
ASTRAZENECA PLC              SPONSORED ADR  046353108     2,137    49,919 SH          SOLE                49,919
AT&T INC                         COMMON     00206R102     9,203   221,452 SH          SOLE               221,452
AVERY DENNISON CORP              COMMON     053611109     3,639    68,472 SH          SOLE                68,472
BUNGE LTD                        COMMON     G16962105    12,805   110,000 SH          SOLE               110,000
CANON INC                         ADR       138006309     7,498   163,599 SH          SOLE               163,599
CF INDS HLDGS INC                COMMON     125269100    33,062   300,400 SH          SOLE               300,400
CHESAPEAKE ENERGY CORP           COMMON     165167107    23,999   612,232 SH          SOLE               612,232
CHUBB CORP                       COMMON     171232101    64,277 1,177,671 SH          SOLE             1,177,671
CONOCOPHILLIPS                   COMMON     20825C104    99,857 1,130,878 SH          SOLE             1,130,878
CONTINENTAL AIRLS INC             CL B      210795308    55,336 2,487,015 SH          SOLE             2,487,015
DEUTSCHE TELEKOM AG          SPONSORED ADR  251566105     5,598   258,336 SH          SOLE               258,336
DEVON ENERGY CORP NEW            COMMON     25179M103    32,820   369,134 SH          SOLE               369,134
DIAMOND OFFSHORE DRILLING IN     COMMON     25271C102    24,860   175,075 SH          SOLE               175,075
EBAY INC                         COMMON     278642103     4,979   150,000 SH          SOLE               150,000
ENERGIZER HLDGS INC              COMMON     29266R108     4,150    37,012 SH          SOLE                37,012
HALLIBURTON CO                   COMMON     406216101    82,865 2,185,826 SH          SOLE             2,185,826
INGRAM MICRO INC                  CL A      457153104     3,814   211,400 SH          SOLE               211,400
INTERNATIONAL BUSINESS MACHS     COMMON     459200101   143,669 1,329,041 SH          SOLE             1,329,041
JOHNSON & JOHNSON                COMMON     478160104    75,793 1,136,328 SH          SOLE             1,136,328
MICROSOFT CORP                   COMMON     594918104   161,317 4,531,360 SH          SOLE             4,531,360
NEW YORK TIMES CO                 CL A      650111107     2,103   120,000 SH          SOLE               120,000
NOBLE CORP                        SHS       G65422100    26,429   467,701 SH          SOLE               467,701
NOVARTIS A G                 SPONSORED ADR  66987V109     3,720    68,480 SH          SOLE                68,480
PILGRIMS PRIDE CORP              COMMON     721467108       652    22,500 SH          SOLE                22,500
SANDERSON FARMS INC              COMMON     800013104       844    25,000 SH          SOLE                25,000
SMITHFIELD FOODS INC             COMMON     832248108       781    27,000 SH          SOLE                27,000
TERRA INDS INC                   COMMON     880915103    10,985   230,000 SH          SOLE               230,000
TEXTRON INC                      COMMON     883203101    18,039   253,000 SH          SOLE               253,000
TIME WARNER CABLE INC             CL A      88732J108     9,093   329,452 SH          SOLE               329,452
TRANSOCEAN INC NEW                SHS       G90073100    25,495   178,100 SH          SOLE               178,100
TYSON FOODS INC                   CL A      902494103       460    30,000 SH          SOLE                30,000
WEATHERFORD INTERNATIONAL LT     COMMON     G95089101    18,084   263,617 SH          SOLE               263,617
YAHOO! INC                       COMMON     984332106    55,796 2,398,809 SH          SOLE             2,398,809
                                                      1,152,712
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